Recently Issued Accounting Pronouncements - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets	$ 175.3
Liabilities	3,308.5		$ 3,469.3
Present value of lease liabilities	190.5
Assets	$ 5,139.4		$ 5,629.3
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets		$ 221.5
Liabilities		17.2
Present value of lease liabilities		221.5
Assets		$ 0.6